Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Property and buildings	$11,213,992	$11,606,914
Machinery and equipment	5,311,046	5,367,205
Vehicle	211,132	218,326
Office and electric equipment	143,895	143,481
Buildings improvement	311,871	309,994
Subtotal	17,191,936	17,645,920
Less: impairment	884,808	914,955
Less: accumulated depreciation	5,478,403	5,358,480
Property, plant and equipment, net	$10,828,725	$11,372,485

Depreciation expenses were $297,541 and $676,818 for the six months ended March 31, 2025 and 2024, respectively.

No impairment was recognized for the six months ended March 31, 2025 and 2024.